Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000792359
Virtus Strategic Allocation Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Strategic Allocation Series
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Strategic Allocation Series (the “Series”),

a series of Virtus Variable Insurance Trust

Supplement dated June 4, 2019 to the Summary and

Statutory Prospectuses dated April 30, 2019

Important Notice to Investors

As approved by the Board of Trustees of Virtus Variable Insurance Trust, effective June 4, 2019, Kayne Anderson Rudnick Investment Management, LLC (“KAR”), currently a subadviser to the Series, is managing the domestic and international equity portfolios of the Series; previously KAR had managed the domestic equity portfolio only. Also effective June 4, 2019, Duff & Phelps Investment Management Co. (“Duff & Phelps”) is removed as subadviser for the international equity portfolio of the Series. Accordingly, all references to Duff & Phelps as a subadviser to the Series, and to Frederick Brimberg as a portfolio manager, are hereby removed from the Series’ prospectuses. Newfleet Asset Management, LLC, a subadviser to the Series, continues to manage the Series’ fixed income portfolio and Virtus Investment Advisers, Inc., the Series’ investment adviser, continues to serve as investment adviser of the Series.

Additional disclosure changes resulting from the removal of Duff & Phelps as subadviser are described below.

Under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus, the fourth sentence in the first paragraph is hereby replaced with the following: “For the Series’ non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles.”

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

> Small and Medium Market Capitalization Companies Risk. The risk that the Series’ investments in small and medium market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Also in this section, the disclosure entitled “Foreign Currency Transactions Risk” is hereby removed.

Under “Management” in the summary prospectus and in the summary section of the statutory prospectus, the second paragraph is hereby replaced with the following: “Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series. KAR and Newfleet are each an affiliate of VIA.”

Investors should retain this supplement with the

Prospectuses for future reference.